Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Income Loss From Continuing Operations Before Provision For Income Tax [Line Items]
Income before income taxes	$ 193,251	$ 156,396	$ 187,169	$ 226,755	$ 256,216	$ 183,958	$ 186,358	$ 179,649	$ 763,571	$ 806,181	$ 540,559
US Segment Reporting Information [Member]
Segment Income Loss From Continuing Operations Before Provision For Income Tax [Line Items]
Income before income taxes									425,637	526,127	296,079
Canada Segment Reporting Information [Member]
Segment Income Loss From Continuing Operations Before Provision For Income Tax [Line Items]
Income before income taxes									164,953	121,738	106,239
Europe And South Africa Segment Reporting Information [Member]
Segment Income Loss From Continuing Operations Before Provision For Income Tax [Line Items]
Income before income taxes									83,102	72,125	38,612
Asia Pacific Segment Reporting Information [Member]
Segment Income Loss From Continuing Operations Before Provision For Income Tax [Line Items]
Income before income taxes									42,234	73,882	72,214
Corporate And Other Segment Reporting Information [Member]
Segment Income Loss From Continuing Operations Before Provision For Income Tax [Line Items]
Income before income taxes									$ 47,645	$ 12,309	$ 27,415